Subsequent Event (Details) (USD $)	0 Months Ended				1 Months Ended					0 Months Ended
	Sep. 24, 2012	Mar. 30, 2012	Sep. 30, 2011	Mar. 24, 2011	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	May 31, 2011	Mar. 31, 2011	May 31, 2013 Subsequent Event	May 15, 2013 Subsequent Event
Subsequent Event
Payments made to Inovio	$ 500,000	$ 150,000	$ 100,000	$ 250,000		$ 150,000	$ 100,000		$ 250,000		$ 1,000,000
Term of lease agreement for office space								1 year		38 months
Base monthly rent					$ 10,000					$ 8,000
Annual increases in base rent (as a percent)										3.00%